Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid (CAP) to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually (CAP) Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income ($ in millions)	rTSR against Constituents of MSCI China Index (%) (6)
					Total Shareholder Return ($)	MSCI China Consumer Discretionary Index Total Shareholder Return ($) (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	20,335,792	9,041,796	3,392,452	1,569,060	91	63	827	34.46%

2022	15,892,879	18,178,125	3,577,110	3,947,038	116	74	442	93.65%

2021	16,555,672	6,689,317	3,737,910	2,243,769	105	97	990	33.06%

2020	21,171,578	36,083,539	4,236,753	6,197,764	119	150	784	57.03%

(1)
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402 (v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s executive compensation aligns with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” Ms. Wat served as the Company’s principal executive officer (“
PEO
”) for the entirety of 2020, 2021, 2022 and 2023 and the Company’s other NEOs for the applicable years were as follows:

•	2023: Andy Yeung, Warton Wang, Johnson Huang and Joseph Chan.

•	2022: Andy Yeung, Joseph Chan, Johnson Huang and Aiken Yuen.

•	2021: Andy Yeung, Johnson Huang, Joseph Chan, Aiken Yuen and Danny Tan.

•	2020: Andy Yeung, Johnson Huang, Danny Tan and Aiken Yuen.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Ms. Wat and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than Ms. Wat.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Wat during the applicable year, nor the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Ms. Wat) during the applicable year. A reconciliation of the adjustments for Ms. Wat and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
For each fiscal year, the amount included in the table is the cumulative total shareholder return as of the end of that year, assuming that the value of the investment in our common stock and peer group was $100 on December 31, 2019 and that all dividends were reinvested. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The TSR Peer Group consists of the MSCI China Consumer Discretionary Index, which is a free-float adjusted market cap weighted gross total return index, based on MSCI’s Global Investable Market Indexes Methodology, which is the same industry index used for purposes of our Annual Report on Form
10-K.

(6)
As noted in the CD&A, for 2023, our rTSR percentile ranking against the constituents of the MSCI China Index was utilized as a component in the 2023 Annual PSU Awards, and is viewed as the most important measure by the Company to link pay and performance.

Compensation Actually Paid Adjustments (1)
Year	Summary Compensation Table (SCT) Total ($) (2)	Minus Value of Stock Option/ SAR and Stock Awards Reported in SCT ($) (3)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Fiscal Year ($) (4)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years ($) (5)	Plus Fair Value at Vesting of Stock Option/ SAR and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (6)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (7)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option/ SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (8)	Equals Compensation Actually Paid ($)

Joey Wat

2023	20,335,792	10,000,132	6,436,699	(4,405,524)	—	(3,325,039)	—	9,041,796

2022	15,892,879	9,285,127	8,595,753	2,864,570	—	110,050	—	18,178,125

2021	16,555,672	8,703,924	6,661,504	(7,555,976)	—	(267,959)	—	6,689,317

2020	21,171,578	17,000,087	27,272,183	3,144,165	—	1,495,700	—	36,083,539

Other NEOs (9)

2023	3,392,452	1,500,086	965,547	(864,490)	—	(424,363)	—	1,569,060

2022	3,577,110	1,751,225	1,606,822	500,217	—	14,114	—	3,947,038

2021	3,737,910	1,772,973	1,374,102	(1,160,113)	—	64,843	—	2,243,769

2020	4,236,753	2,750,073	4,376,554	366,674	—	(32,144)	—	6,197,764

(1)	This table excludes any YUM shares received by the NEOs upon conversion of their outstanding YUM equity awards in connection with the spin-off.

(2)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(3)
Represents the grant date fair value of the stock option/SAR awards and stock awards granted during the indicated fiscal year as reported in the Summary Compensation Table, computed in accordance with ASC 718. See Note 14 to the Consolidated Financial Statements included in the Annual Report on Form
10-K
for the year ended December 31, 2023 and Note 15 to the Consolidated Financial Statements included in the Annual Report on
Form 10-K
for the year ended December 31, 2022 for further discussion of the relevant assumptions used in calculating the grant date fair value.

(4)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option/SAR awards and stock awards granted during such fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(5)
Represents the change in fair value during the indicated fiscal year of each stock option/SAR award and stock award that was granted in prior fiscal years and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal
year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(6)	Represents the fair value at vesting of the stock option/SAR awards and stock awards that were granted and vested during the indicated fiscal year.

(7)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option/SAR award and stock award that was granted in prior fiscal years and which vested during the indicated fiscal year, computed in accordance with ASC 718.

(8)
Represents the fair value as of the last day of the prior fiscal year of the stock option/SAR awards and stock awards that were granted in prior fiscal years which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

(9)	See footnote (1) on page 96 for the non-PEO NEOs included in the average for each fiscal year.

Company Selected Measure Name	rTSR against Constituents of MSCI China Index
Named Executive Officers, Footnote
•	2023: Andy Yeung, Warton Wang, Johnson Huang and Joseph Chan.

•	2022: Andy Yeung, Joseph Chan, Johnson Huang and Aiken Yuen.

•	2021: Andy Yeung, Johnson Huang, Joseph Chan, Aiken Yuen and Danny Tan.

•	2020: Andy Yeung, Johnson Huang, Danny Tan and Aiken Yuen.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the MSCI China Consumer Discretionary Index, which is a free-float adjusted market cap weighted gross total return index, based on MSCI’s Global Investable Market Indexes Methodology, which is the same industry index used for purposes of our Annual Report on Form
10-K.

PEO Total Compensation Amount	$ 20,335,792	$ 15,892,879	$ 16,555,672	$ 21,171,578
PEO Actually Paid Compensation Amount	$ 9,041,796	18,178,125	6,689,317	36,083,539
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustments (1)
Year	Summary Compensation Table (SCT) Total ($) (2)	Minus Value of Stock Option/ SAR and Stock Awards Reported in SCT ($) (3)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Fiscal Year ($) (4)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years ($) (5)	Plus Fair Value at Vesting of Stock Option/ SAR and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (6)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (7)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option/ SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (8)	Equals Compensation Actually Paid ($)

Joey Wat

2023	20,335,792	10,000,132	6,436,699	(4,405,524)	—	(3,325,039)	—	9,041,796

2022	15,892,879	9,285,127	8,595,753	2,864,570	—	110,050	—	18,178,125

2021	16,555,672	8,703,924	6,661,504	(7,555,976)	—	(267,959)	—	6,689,317

2020	21,171,578	17,000,087	27,272,183	3,144,165	—	1,495,700	—	36,083,539

Other NEOs (9)

2023	3,392,452	1,500,086	965,547	(864,490)	—	(424,363)	—	1,569,060

2022	3,577,110	1,751,225	1,606,822	500,217	—	14,114	—	3,947,038

2021	3,737,910	1,772,973	1,374,102	(1,160,113)	—	64,843	—	2,243,769

2020	4,236,753	2,750,073	4,376,554	366,674	—	(32,144)	—	6,197,764

(1)	This table excludes any YUM shares received by the NEOs upon conversion of their outstanding YUM equity awards in connection with the spin-off.

(2)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(3)
Represents the grant date fair value of the stock option/SAR awards and stock awards granted during the indicated fiscal year as reported in the Summary Compensation Table, computed in accordance with ASC 718. See Note 14 to the Consolidated Financial Statements included in the Annual Report on Form
10-K
for the year ended December 31, 2023 and Note 15 to the Consolidated Financial Statements included in the Annual Report on
Form 10-K
for the year ended December 31, 2022 for further discussion of the relevant assumptions used in calculating the grant date fair value.

(4)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option/SAR awards and stock awards granted during such fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(5)
Represents the change in fair value during the indicated fiscal year of each stock option/SAR award and stock award that was granted in prior fiscal years and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal
year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(6)	Represents the fair value at vesting of the stock option/SAR awards and stock awards that were granted and vested during the indicated fiscal year.

(7)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option/SAR award and stock award that was granted in prior fiscal years and which vested during the indicated fiscal year, computed in accordance with ASC 718.

(8)
Represents the fair value as of the last day of the prior fiscal year of the stock option/SAR awards and stock awards that were granted in prior fiscal years which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

(9)	See footnote (1) on page 96 for the non-PEO NEOs included in the average for each fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 3,392,452	3,577,110	3,737,910	4,236,753
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,569,060	3,947,038	2,243,769	6,197,764
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid Adjustments (1)
Year	Summary Compensation Table (SCT) Total ($) (2)	Minus Value of Stock Option/ SAR and Stock Awards Reported in SCT ($) (3)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Fiscal Year ($) (4)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years ($) (5)	Plus Fair Value at Vesting of Stock Option/ SAR and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (6)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (7)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option/ SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (8)	Equals Compensation Actually Paid ($)

Joey Wat

2023	20,335,792	10,000,132	6,436,699	(4,405,524)	—	(3,325,039)	—	9,041,796

2022	15,892,879	9,285,127	8,595,753	2,864,570	—	110,050	—	18,178,125

2021	16,555,672	8,703,924	6,661,504	(7,555,976)	—	(267,959)	—	6,689,317

2020	21,171,578	17,000,087	27,272,183	3,144,165	—	1,495,700	—	36,083,539

Other NEOs (9)

2023	3,392,452	1,500,086	965,547	(864,490)	—	(424,363)	—	1,569,060

2022	3,577,110	1,751,225	1,606,822	500,217	—	14,114	—	3,947,038

2021	3,737,910	1,772,973	1,374,102	(1,160,113)	—	64,843	—	2,243,769

2020	4,236,753	2,750,073	4,376,554	366,674	—	(32,144)	—	6,197,764

(1)	This table excludes any YUM shares received by the NEOs upon conversion of their outstanding YUM equity awards in connection with the spin-off.

(2)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(3)
Represents the grant date fair value of the stock option/SAR awards and stock awards granted during the indicated fiscal year as reported in the Summary Compensation Table, computed in accordance with ASC 718. See Note 14 to the Consolidated Financial Statements included in the Annual Report on Form
10-K
for the year ended December 31, 2023 and Note 15 to the Consolidated Financial Statements included in the Annual Report on
Form 10-K
for the year ended December 31, 2022 for further discussion of the relevant assumptions used in calculating the grant date fair value.

(4)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option/SAR awards and stock awards granted during such fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(5)
Represents the change in fair value during the indicated fiscal year of each stock option/SAR award and stock award that was granted in prior fiscal years and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal
year-end
is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(6)	Represents the fair value at vesting of the stock option/SAR awards and stock awards that were granted and vested during the indicated fiscal year.

(7)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option/SAR award and stock award that was granted in prior fiscal years and which vested during the indicated fiscal year, computed in accordance with ASC 718.

(8)
Represents the fair value as of the last day of the prior fiscal year of the stock option/SAR awards and stock awards that were granted in prior fiscal years which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

(9)	See footnote (1) on page 96 for the non-PEO NEOs included in the average for each fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
•	The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs, and each of the Company cumulative TSR and Peer Group cumulative TSR.

Compensation Actually Paid vs. Net Income
•	The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs and Net Income.

Compensation Actually Paid vs. Company Selected Measure
•
The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs and rTSR percentile ranking against the constituents of the MSCI China Index.

Total Shareholder Return Vs Peer Group
•	The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs, and each of the Company cumulative TSR and Peer Group cumulative TSR.

Tabular List, Table

Most Important Financial Performance Measures
•	rTSR against the constituents of the MSCI China Index
•	Same-Store Sales Growth
•	Adjusted Operating Profit Growth
•	System Net New Builds

Total Shareholder Return Amount	$ 91	116	105	119
Peer Group Total Shareholder Return Amount	63	74	97	150
Net Income (Loss)	$ 827,000,000	$ 442,000,000	$ 990,000,000	$ 784,000,000
Company Selected Measure Amount	0.3446	0.9365	0.3306	0.5703
PEO Name	Ms. Wat
Measure:: 1
Pay vs Performance Disclosure
Name	rTSR against the constituents of the MSCI China Index
Measure:: 2
Pay vs Performance Disclosure
Name	Same-Store Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Profit Growth
Measure:: 4
Pay vs Performance Disclosure
Name	System Net New Builds
Joey Wat [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,335,792	$ 15,892,879	$ 16,555,672	$ 21,171,578
PEO Actually Paid Compensation Amount	9,041,796	18,178,125	6,689,317	36,083,539
PEO | Joey Wat [Member] | Stock Option SAR And Stock Awards Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,000,132	9,285,127	8,703,924	17,000,087
PEO | Joey Wat [Member] | Fair Value At Fiscal Yearend Of Outstanding And Unvested Stock Option sar And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,436,699	8,595,753	6,661,504	27,272,183
PEO | Joey Wat [Member] | Change In Fair Value Of Outstanding And Unvested Stock Option sar And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,405,524)	2,864,570	(7,555,976)	3,144,165
PEO | Joey Wat [Member] | Fair Value At Vesting Of Stock Option Sar And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Joey Wat [Member] | Change In Fair Value As Of Vesting Date Of Stock Option sar And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,325,039)	110,050	(267,959)	1,495,700
PEO | Joey Wat [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Option SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Option SAR And Stock Awards Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,500,086	1,751,225	1,772,973	2,750,073
Non-PEO NEO | Fair Value At Fiscal Yearend Of Outstanding And Unvested Stock Option sar And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	965,547	1,606,822	1,374,102	4,376,554
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Stock Option sar And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(864,490)	500,217	(1,160,113)	366,674
Non-PEO NEO | Fair Value At Vesting Of Stock Option Sar And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Stock Option sar And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(424,363)	14,114	64,843	(32,144)
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Stock Option SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0